Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 31, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED AUGUST 10, 2011 TO

PROSPECTUS DATED JULY 31, 2011

1.	The first paragraph under the section entitled "Principal Investment Strategies" on page 11 of the Prospectus is hereby deleted in its entirety and replaced with:

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world's developed capital markets. The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED AUGUST 10, 2011 TO

PROSPECTUS DATED JULY 31, 2011

1.	The first paragraph under the section entitled "Principal Investment Strategies" on page 11 of the Prospectus is hereby deleted in its entirety and replaced with:

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world's developed capital markets. The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MULTI-MANAGER INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED AUGUST 10, 2011 TO

PROSPECTUS DATED JULY 31, 2011

1.	The first paragraph under the section entitled "Principal Investment Strategies" on page 11 of the Prospectus is hereby deleted in its entirety and replaced with:

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world's developed capital markets. The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets.

Please retain this Supplement with your Prospectus for future reference.